Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 28, 2012
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2012